Consolidated Condensed Balance Sheets (Parenthetical) - shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Series A Preferred Stock [Member]
Preferred stock, shares issued		0	15,000
Preferred stock, shares outstanding		0	15,000
Series B Preferred Stock [Member]
Preferred stock, shares issued		0	27,000
Preferred stock, shares outstanding		0	27,000
Common Class A [Member]
Common stock, shares issued	15,998,830	11,832,164	1,067,213
Common stock, shares outstanding	15,998,830	11,832,164	1,067,213
Common Class B [Member]
Common stock, shares issued	136,341	136,341
Common stock, shares outstanding	136,341	136,341	0